Financial instruments: classification - Adjustments (Details) - GBP (£) £ in Millions	Jun. 30, 2021	Dec. 31, 2020
Financial instruments: classification
Funding - FVA	£ 79	£ 140
Credit - CVA	385	390
Bid - Offer	108	148
Product and deal specific	163	172
Financial instruments valuation adjustments	£ 735	£ 850